Average Annual Total Returns - FidelityBalancedK6Fund-PRO - FidelityBalancedK6Fund-PRO - Fidelity Balanced K6 Fund	Oct. 30, 2024
Fidelity Balanced K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	21.93%
Since Inception	11.06%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	13.54%
F0408
Average Annual Return:
Past 1 year	17.67%
Since Inception	8.31%

[1]	A From June 14, 2019 .